Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure		2.00%
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap		$ 300,000,000
Notional value	$ 0	0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 800,000,000	$ 800,000,000